Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Land	$ 68,243	$ 9,309
Buildings	18,130	30,288
Machinery and equipment	26,902	21,665
Furniture and fixtures	8,538	7,746
Leasehold and buildings improvement	7,661	5,497
Software	23,971	24,864
Total	153,445	99,369
Accumulated Depreciation	52,234	48,436
Prepayment and construction in progress	199	437
Property, Plant and Equipment, Net	101,410	51,370	$ 47,892
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	19,269	19,874
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	3,231	3,472
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	19,005	15,665
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	5,808	5,212
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 4,921	$ 4,213